Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [member]	Total reserves [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2015	78,062,984
Balance at Dec. 31, 2015	$ 83,757,687	$ 11,323,063	$ 499,574	$ 11,822,637	$ (59,597,627)	$ 35,982,697
Statement Line Items [Line Items]
Share-based payments		1,869,010		1,869,010		1,869,010
Private placements, net (in shares)	3,229,082
Private placements, net	$ 4,073,728					4,073,728
Finders' warrants issued pursuant to private placement			17,918	17,918		17,918
Shares issued for cash on exercise of finders’ warrants (in shares)	35,200
Shares issued for cash on exercise of finders’ warrants	$ 27,104					27,104
Fair value of finders’ warrants transferred to share capital	$ 5,984		(5,984)	(5,984)
Shares issued for cash on exercise of warrants (in shares)	4,592,667
Shares issued for cash on exercise of warrants	$ 7,130,747					7,130,747
Shares issued for cash on exercise of stock options (in shares)	182,000
Shares issued for cash on exercise of stock options	$ 143,490					143,490
Fair value of cash stock options transferred to share capital	$ 43,180	(43,180)		(43,180)
Shares issued on cashless exercise of stock options (in shares)	63,510
Shares issued on cashless exercise of stock options
Fair value of cashless stock options transferred to share capital	108,300	(108,300)		(108,300)
Total comprehensive loss for the year					(4,023,504)	(4,023,504)
Balance (in shares) at Dec. 31, 2016	86,165,443
Balance at Dec. 31, 2016	$ 95,290,220	13,040,593	511,508	13,552,101	(63,621,131)	45,221,190
Statement Line Items [Line Items]
Share-based payments		2,693,070		2,693,070		2,693,070
Private placements, net (in shares)	12,377,207
Private placements, net	$ 18,934,727					18,934,727
Finders' warrants issued pursuant to private placement			180,691	180,691		180,691
Shares issued for cash on exercise of finders’ warrants (in shares)	30,472
Shares issued for cash on exercise of finders’ warrants	$ 43,205					43,205
Fair value of finders’ warrants transferred to share capital	$ 12,797		(12,797)	(12,797)
Shares issued for cash on exercise of warrants (in shares)	1,986,667
Shares issued for cash on exercise of warrants	$ 1,986,667					1,986,667
Shares issued for cash on exercise of stock options (in shares)	1,107,000
Shares issued for cash on exercise of stock options	$ 1,105,290					1,105,290
Fair value of cash stock options transferred to share capital	$ 496,859	(496,859)		(496,859)
Shares issued on cashless exercise of stock options (in shares)	532,836
Shares issued on cashless exercise of stock options
Fair value of cashless stock options transferred to share capital	387,930	(387,930)		(387,930)
Total comprehensive loss for the year					(5,231,295)	(5,231,295)
Shares issuance cost on cashless exercise of options	$ (203,232)					(203,232)
Balance (in shares) at Dec. 31, 2017	102,199,625
Balance at Dec. 31, 2017	$ 118,054,463	14,848,874	679,402	15,528,276	(68,852,426)	64,730,313
Statement Line Items [Line Items]
Share-based payments		1,308,740		1,308,740		1,308,740
Private placements, net (in shares)	9,440,000
Private placements, net	$ 8,838,441					8,838,441
Finders' warrants issued pursuant to private placement	(36,566)		36,566	36,566
Fair value of finders’ warrants transferred to share capital
Shares issued for cash on exercise of warrants (in shares)	23,000
Shares issued for cash on exercise of stock options	$ 16,560					16,560
Fair value of cash stock options transferred to share capital	$ 6,670	(6,670)		(6,670)
Shares issued on cashless exercise of stock options (in shares)	64,094
Shares issued on cashless exercise of stock options
Fair value of cashless stock options transferred to share capital	160,080	(160,080)		(160,080)
Total comprehensive loss for the year					(3,511,667)	(3,511,667)
Shares issuance cost on cashless exercise of options	$ (17,282)					(17,282)
Balance (in shares) at Dec. 31, 2018	111,726,719
Balance at Dec. 31, 2018	$ 127,022,366	$ 15,990,864	$ 715,968	$ 16,706,832	$ (72,364,093)	$ 71,365,105